Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 15, 2013 IDR Holders [Member]	Jun. 30, 2014 IDR Holders [Member]	Jun. 30, 2013 IDR Holders [Member]	Jun. 30, 2014 IDR Holders [Member]	Jun. 30, 2014 KNOT [Member]	Jun. 30, 2013 KNOT [Member]	Jun. 30, 2014 KNOT [Member]	Jun. 30, 2013 KNOT [Member]
Earnings Per Share Basic And Diluted [Line Items]
Cash distributions to IDR holders	$ 9,945	$ 5,547		$ 21,954					$ 10	$ 0	$ 20	$ 0
Net income attributable to IDRs					$ 0	$ 0.01	$ 0.00	$ 0.02